UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2005


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 111 Pacifica, Ste 140

         Irvine, CA  92618







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-453-1333

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $34,419



List of Other Included Managers:



No.   13F File Number        Name





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

                                                           MARKET
                                                          VALUE    TOTAL SHPUT/CALLINVSTMT   OTHER
NAME OF ISSUER                   TITLE OF CLASSCUSIP NO  (x$1000) SHARES           DSCRETN MANAGERS

ALCOA INC                        COM           013817101       563  23044SH        DEFINED         0
ALLTEL CORP                      COM           020039103       380   5835SH        DEFINED         0
ALTRIA GROUP INC                 COM           02209S103       317   4297SH        DEFINED         0
AMERICAN EXPRESS CO              COM           025816109       230   4000SH        DEFINED         0
AMERICAN INTL GROUP INC          COM           026874107     1,047  16897SH        DEFINED         0
ANHEUSER BUSCH COS INC           COM           035229103       839  19503SH        DEFINED         0
AON CORP                         COM           037389103       628  19567SH        DEFINED         0
BP PLC ADRS                      COM           055622104     1,113  15705SH        DEFINED         0
BANK OF AMERICA CORP             COM           060505104       734  17440SH        DEFINED         0
BRISTOL-MYERS SQUIBB CO          COM           110122108       591  24555SH        DEFINED         0
BURLINGTON NORTHERN SANTA FE     COM           12189T104     1,382  23108SH        DEFINED         0
CADBURY SCHWEPPES ADR 10 ORD     COM           127209302     1,078  26457SH        DEFINED         0
CENTRAIS ELEC BRAS SPON ADR      COM           15234Q207       103  10219SH        DEFINED         0
CITIGROUP INC                    COM           172967101       852  18713SH        DEFINED         0
COMCAST CORP CL A (NEW)          COM           20030N101       287   9768SH        DEFINED         0
COMCAST CORP CL A SPL            COM           20030N200       312  10845SH        DEFINED         0
DELPHI CORP                      COM           247126105       303 109909SH        DEFINED         0
EL PASO CORP                     COM           28336L109       296  21313SH        DEFINED         0
ELECTRONIC DATA SYS CORP (NEW)   COM           285661104       853  38025SH        DEFINED         0
EMERSON ELECTRIC COMPANY         COM           291011104       915  12740SH        DEFINED         0
EXXON MOBIL CORP (NEW)           COM           30231G102     1,242  19540SH        DEFINED         0
FORD MOTOR CO (NEW)              COM PAR $0.01 345370860       307  31092SH        DEFINED         0
GENERAL ELECTRIC COMPANY         COM           369604103       851  25275SH        DEFINED         0
GILLETTE COMPANY                 COM           375766102     1,379  23689SH        DEFINED         0
HEWLETT-PACKARD COMPANY          COM           428236103     1,644  56298SH        DEFINED         0
HONEYWELL INTERNATIONAL INC      COM           438516106       429  11431SH        DEFINED         0
INTEL CORPORATION                COM           458140100       372  15087SH        DEFINED         0
INTERNATIONAL BUSINESS MACHINE   COM           459200101       865  10779SH        DEFINED         0
INTERNATIONAL PAPER              COM           460146103       453  15206SH        DEFINED         0
INTERPUBLIC GROUP OF COS INC     COM           460690100       132  11322SH        DEFINED         0
INVENSYS PLC ADR                 COM           461204109       108 209844SH        DEFINED         0
JPMORGAN CHASE & CO              COM           46625H100       937  27629SH        DEFINED         0
KIMBERLY CLARK                   COM           494368103       807  13559SH        DEFINED         0
KONINKLIJKE AHOLD NV ADR         COM           500467303       107  14075SH        DEFINED         0
KROGER COMPANY                   COM           501044101       778  37775SH        DEFINED         0
MCDONALDS CORP                   COM           580135101     1,058  31604SH        DEFINED         0
MERCK & COMPANY INC              COM           589331107       346  12707SH        DEFINED         0
NESTLE SA SPNSRD ADR REP RG SH   COM           641069406       972  13220SH        DEFINED         0
NOKIA CORP - ADR A               COM           654902204     1,505  89023SH        DEFINED         0
PIONEER CORP - SPON ADR          COM           723646105       226  15899SH        DEFINED         0
ROYAL KPN NV - SP ADR            COM           780641205       112  12468SH        DEFINED         0
SBC COMMUNICATIONS INC           COM           78387G103       318  13268SH        DEFINED         0
SAFEWAY INC                      COM           786514208       411  16038SH        DEFINED         0
SARA LEE CORP                    COM           803111103       840  44333SH        DEFINED         0
SCHERING PLOUGH CORP             COM           806605101       317  15078SH        DEFINED         0
TARGET CORP                      COM           87612E106     1,242  23910SH        DEFINED         0
TIME WARNER INC                  COM           887317105       734  40535SH        DEFINED         0
VERIZON COMMUNICATIONS           COM           92343V104       449  13720SH        DEFINED         0
VIACOM INC-CL A                  COM           925524100       877  26410SH        DEFINED         0
WELLS FARGO & CO (NEW)           COM           949746101       874  14914SH        DEFINED         0
WYETH CORP                       COM           983024100       907  19613SH        DEFINED         0



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